Taxation - Reconciliation of Income Tax (Benefit)/ Expense (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax expense		¥ 1,686,308	$ 231,023	¥ 1,997,564	¥ 1,762,846
Income tax expense computed at Mainland China statutory tax rates (25%)		421,577	57,756	499,391	440,713
Non-deductible expenses		46,990	6,438	44,435	60,268
Research and development expenses super - deduction		(196,888)	(26,974)	(220,773)	(234,179)
Change in valuation allowances		(18,841)	(2,581)	(3,674)	21,338
Outside basis difference		3,869	530	5,327	(5,652)
Effect of international tax rate difference		(32,279)	(4,422)	(45,900)	(16,835)
Effect of preferential tax rate		(227,237)	(31,131)	(276,110)	(267,490)
Effect of withholding tax on dividend		99,519	13,634	99,122	(1,667)
Other adjustments	[1]	(33,751)	(4,625)	(29,663)	(58,276)
Income tax (benefit)/expense		¥ 62,959	$ 8,625	¥ 72,155	¥ (61,780)

[1]	This amount mainly represents tax adjustments relating to share-based compensation exercised in 2021,2022 and 2023, which can be recognized in calculating income tax expense when realized at the completion of the Company’s tax returns, in 2022,2023 and 2024, respectively.